File Nos. 33-23453
                                                                     811-5632

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                           SECURITIES ACT OF 1933                      /X/
                                                                       --
                         Post-Effective Amendment No. 27

                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940                 /X/
                                                                      --

                                Amendment No. 30

                     FREMONT MUTUAL FUNDS, INC.
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         (Exact Name of Registration as Specified in Charter)

                     333 Market Street, Suite 2600
                    San Francisco, California 94105
         (Address of Principal Executive Offices)  (Zip Code)

         Registrant's Telephone Number, including Area Code:

                          (415) 284-8733
--------------------------------------------------------------------------------
                             Tina Thomas, Secretary
                           Fremont Mutual Funds, Inc.
                          333 Market Street, Suite 2600
                         San Francisco, California 94105
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                     (Name and Address of Agent for Service)


                                    copy to:
                                  Julie Allecta
                     Paul, Hastings, Janofsky & Walker, LLP
                        345 California Street, 29th floor
                          San Francisco, CA 94104-2635
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                 The Registrant has filed a declaration pursuant
                     to Rule 24f-2. On December 30, 1996, it
                 filed its Rule 24f-2 Notice for the fiscal year ended
                                October 31, 1996.
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It is proposed that this filing will become effective (check appropriate box)

/ / immediately  upon filing pursuant to paragraph (b)
/X/ on September 21, 1997 pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)
/ / on (date) pursuant to paragraph (a) of Rule 485

                           FREMONT MUTUAL FUNDS, INC.


                              CROSS-REFERENCE SHEET
                    Between Items Enumerated in Form N-1A and
                           this Registration Statement


         Item No. of
Part A of Form N-1A                     Captions in Prospectus
---------------------                   -----------------------
1.       Cover Page                     Cover Page

2.       Synopsis                       Summary of Fees and Expenses;
                                        Investment Results

3.       Financial Highlights           Inapplicable

4.       General Description of         The Advisor, the Sub-Advisor
                                        and the Fund; Investment
         Registrant                     Objective, Policies, and Risk
                                        Considerations; General
                                        Investment Policies

5.       Management of the Fund         The Advisor and the Fund;
                                        Execution of Portfolio
                                        Transactions; General
                                        Information

6.       Capital Stock and Other        Shareholder Account Services
         Securities                     and Privileges; Dividends,
                                        Distributions, and Federal
                                        Income Taxation; General
                                        Information

7.       Purchase of Securities         How to Invest; Calculation of
         Being Offered                  Net Asset Value and
                                        Public Offering Price

8.       Redemption or Repurchase       How to Redeem Shares;
                                        Calculation of Net Asset Value
                                        and Public Offering Price

9.       Pending Legal Proceedings      Inapplicable

Item No. of                             Captions in Statement of
Part B of Form N-1A                      Additional Information
-------------------                     -------------------------
10.      Cover Page                      Cover Page

11.      Table of Contents               Table of Contents

12.      General Information and         Inapplicable
         History

13.      Investment Objectives and       Investment Objective,
         Policies                        Policies, and Risk
                                         Considerations; Investment
                                         Restrictions; Appendix A:
                                         Description of Securities
                                         Ratings

14.      Management of the Funds         Investment Company Directors
                                         and Officers; Investment
                                         Advisory and Other Services

15.      Control Persons and             Investment Company Directors
         Principal Holders of            and Officers; Investment
         Securities                      Advisory and Other Services;
                                         Additional Information

16.      Investment Advisory and         Investment Advisory and Other
         Other Services                  Services; Additional
                                         Information

17.      Brokerage Allocation and        Execution of Portfolio
         Other Practices                 Transactions

18.      Capital Stock and Other         Additional Information
         Securities

19.      Purchase, Redemption and        How to Invest; Other
         Pricing of Securities           Investment and Redemption
         Being Offered                   Services

20.      Tax Status                      Taxes -- Mutual Funds

21.      Underwriters                    Investment Advisory and Other
                                         Services

22.      Calculation of Performance      Investment Results
         Data

23.      Financial Statements            Inapplicable

Items in Part C

24.      Financial Statements and Exhibits

25.      Persons Controlled by or Under
         Common Control

26.      Number of Holders of Securities

27.      Indemnification

28.      Business and Other Connections
         of Investment Advisors

29.      Principal Underwriter

30.      Location of Accounts and Records

31.      Management Services

32.      Undertakings

Registrant hereby incorporates by reference the Prospectus (Part
A), Statement of Additional Information (Part B) and Other
Information (Part C) filed on June 24, 1997 as part of Post-
Effective Amendment No. 26 to the Registration Statement.

                           SIGNATURE OF THE REGISTRANT

         Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment No. 30 (1940 Act) and Post-Effective Amendment No. 27 (1933 Act) to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco, and the State of California, on the 22nd day of August, 1997.

                           FREMONT MUTUAL FUNDS, INC.


                           By: /s/ David L. Redo
                           ----------------------------
                               Chairman


         Pursuant to the requirements of the Securities Act of 1933 this Post-Effective Amendment No. 26 to the Registration Statement has been signed below by the following persons in the capacities listed, and each on August 22, 1997.

Principal Executive Officer:


/s/ David L. Redo                   Chairman and Chief
----------------------------        Executive Officer
David L. Redo



Principal Accounting Officer:


/s/ Gregory Hand                    Assistant Treasurer
------------------------------
Gregory Hand

Directors:


-------------------------------       Director
Richard E. Holmes*


-------------------------------       Director
William W. Jahnke*


-------------------------------       Director
Donald C. Luchessa*


--------------------------------      Director
David L. Egan*


/s/ Vincent P. Kuhn, Jr.              Director
---------------------------------
Vincent P. Kuhn, Jr.


/s/ David L. Redo                     Director
---------------------------------
David L. Redo


/s/ Michael H. Kosich                  Director
-----------------------------------
Michael H. Kosich



*By: /s/ Vincent P. Kuhn, Jr.
     ---------------------------
    (Attorney-in-Fact pursuant
     to limited powers of attorney
     filed with Post-Effective
     Amendment No. 19 filed on
     August 1, 1994.)